Incentive and Share-Based Compensation, Employee stock purchase plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Discount rate for purchases made under the employee stock purchase plan (in hundredths)	10.00%
ESPP expense	$ 3	$ 3	$ 4